FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 2	Level 3	Total

Foreign currency derivative contracts	$(361)	$-	$(361)
Contingent consideration related to NSC's former shareholders	-	(412)	(412)

Total financial liabilities	$(361)	$(412)	$(773)

	December 31, 2012
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$1,303	$-	$1,303

Foreign currency derivative contracts	$(362)	-	$(362)
Contingent consideration related to NSC's former shareholders	-	(115)	(115)

Total Financial liability	$(362)	$(115)	$(477)

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2012	$(412)
Adjustments due to change in estimates	364
Adjustment due to time change value	(67)

Balance at December 31, 2012	$(115)